UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

High Yield Municipal Bond Fund

Semiannual report 11/30/18

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports such as this one will no longer be sent by mail unless you specifically request paper copies of the reports of the fund or you receive them from your financial intermediary. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and be provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

It's been a challenging period for fixed-income investors, as both short- and long-term yields rose steadily higher. A solid and stable economy led the U.S. Federal Reserve to continue normalizing monetary policy, raising interest rates in June and September and once again after period end in December. However, concerns about the strength of the broader global economy and the durability of the now decade-old bull market led investors to dial back risk exposures. Against this backdrop, both interest-rate-sensitive and credit-sensitive securities posted declines.

Diversification in a fixed-income portfolio remains a time-tested strategy, but periods such as the last half of 2018—when a number of typically uncorrelated markets moved in the same direction—do sometimes occur. They also tend to be relatively short-lived, and eventually fundamentals—including credit risk, the direction of interest rates, and foreign exchange rates—reassert themselves to drive performance.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
High Yield Municipal Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
19	Financial statements
22	Financial highlights
27	Notes to financial statements
33	Continuation of investment advisory and subadvisory agreements
39	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/18 (%)

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/Baa, according to S&P and Moody's, respectively.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

High-yield municipal bonds advanced

Despite rising interest rates and heightened market volatility, high-yield municipal bonds delivered positive returns.

The fund trailed its benchmark

The fund declined and underperformed its benchmark, the Bloomberg Barclays High Yield Municipal Bond Index.

Higher-quality emphasis detracted

The fund's greater exposure to higher-quality bonds was a key factor behind its underperformance of the benchmark as lower-rated bonds generally outperformed.

PORTFOLIO COMPOSITION AS OF 11/30/18 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       3

Discussion of fund performance

An interview with Portfolio Managers Jeffrey N. Given, CFA and Dennis DiCicco, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Jeffrey N. Given, CFA
Portfolio Manager
John Hancock Asset Management

Dennis DiCicco
Portfolio Manager
John Hancock Asset Management

How did the municipal bond market perform during the six months ended November 30, 2018?

Municipal bonds posted slightly positive returns for the period as the Bloomberg Barclays Municipal Bond Index returned 0.42%. High-yield municipal bonds outperformed the broader market as the fund's benchmark, the Bloomberg Barclays High Yield Municipal Bond Index, returned 0.69%. The first half of the reporting period was characterized by low volatility and a modest rally in the municipal bond market. In particular, a steady U.S. economy and continued investor demand for yield provided a favorable backdrop for high-yield municipal bonds.

Market conditions changed in the latter half of the period as volatility increased significantly. Strengthening economic growth led the U.S. Federal Reserve (Fed) to raise short-term interest rates in September, the Fed's third rate hike of 2018. In addition, concerns about trade tensions between the United States and China, as well as geopolitical developments ranging from Brexit to continued conflict in the Middle East, contributed to heightened volatility across all financial markets. As a result, municipal bond mutual funds experienced 10 consecutive weeks of outflows late in the period. The sell-off in high-yield municipal bonds extended through September and October into November before the market recovered somewhat in the last few weeks of the reporting period.

Overall, municipal bond yields generally moved higher during the period, but the yield increase was tempered by a decline in municipal bond supply. Through the first 11 months of 2018, municipal bond issuance was down 17% compared with the prior year. The decline resulted from the elimination of advanced refunding bonds, which were historically used by municipal bond issuers to refinance existing debt but were prohibited by the federal tax reform legislation passed in late 2017. The disappearance of advanced refunding bonds led to a decrease in the net outstanding supply of municipal bonds.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       4

"The stronger economy boosted state and local tax revenues, including both corporate and individual income taxes, which led to budget surpluses for many states."

How about the credit environment for municipal bonds?

Municipal credit conditions, which were already robust, continued to improve during the reporting period. The stronger economy boosted state and local tax revenues, including both corporate and individual income taxes, which led to budget surpluses for many states. The surpluses allowed a number of states to build up their rainy day reserve funds.

Underfunded pension liabilities remain a long-term concern hanging over state and local budgets. This is especially true in states such as Illinois, New Jersey, and Connecticut, where pension issues have been magnified by recent fiscal challenges.

Turning to the fund, how did it perform during the period?

The fund declined and underperformed its benchmark, as it was more conservatively positioned, with greater exposure to higher-quality municipal bonds. This was beneficial during the market sell-off late in the six-month period, but it detracted from relative results during the first half of the period.

QUALITY COMPOSITION AS OF 11/30/18 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       5

"While U.S. economic growth has been robust, economic activity in other regions of the world has slowed, and global trade tensions are likely to hinder growth if they persist into 2019."

On a sector basis, an underweight position in bonds supported by essential services—such as water, sewer, power, and waste removal—weighed on performance compared with the index. The steady revenue stream of essential service bonds helped them hold up well in a volatile market environment. Security selection in transportation and special tax bonds was also a drag on relative performance. Exposure to the transportation sector represented a meaningful overweight compared with the index during the reporting period.

What contributed positively to performance versus the benchmark?

The fund's duration positioning and maturity structure added value. The fund's duration (a measure of interest-rate sensitivity) was shorter than that of the index (6.98 years vs. 8.99 years, respectively, as of November 30), which means that the fund experienced less price volatility in response to rising interest rates. With regard to maturity structure, the fund held an underweight position in longer-term municipal bonds, which were among the weaker performers in the municipal bond market for the period.

SECTOR COMPOSITION AS OF 11/30/18 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       6

Security selection in industrial revenue bonds was also positive for performance relative to the index. Our emphasis on in-depth credit research was a key factor here as we sought out projects that had a strong source of dedicated tax revenue.

As we move into 2019, what developing themes do you see in the municipal bond market?

The Fed and the economic environment will remain key influences on the municipal bond market. While U.S. economic growth has been robust, economic activity in other regions of the world has slowed, and global trade tensions are likely to hinder growth if they persist into 2019.

Meanwhile, the Fed raised short-term interest rates again shortly after period end in December and lowered its projections for interest-rate hikes in 2019 from three to two. Consequently, we may look for opportunities to shift the fund's duration back toward neutral compared with the benchmark index.

Within the municipal bond market, issuance trends should remain supportive. Although we anticipate a modest increase in municipal bond issuance in the coming year, we still expect volumes to be lower than the amount of maturing bonds, leading to a further contraction in the overall supply of outstanding municipal bonds.

We'll continue to keep an eye on pension issues for state and local governments, which remain a long-term concern. Budget surpluses and healthy tax revenues in 2018 should keep these issues on the back burner for the time being, but it remains to be seen whether or not municipalities will use the current budget strength to begin addressing these pension challenges.

Could you tell us about a recent manager change?

On July 12, 2018, Dennis DiCicco and I were added to the portfolio management team. Effective September 28, 2018, Cynthia M. Brown retired. Dennis and I will continue to manage the fund.

MANAGED BY

Jeffrey N. Given, CFA On the fund since 2018 Investing since 1993
Dennis DiCicco On the fund since 2018 Investing since 2013

The views expressed in this report are exclusively those of Jeffrey N. Given, CFA and Dennis DiCicco, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  NOVEMBER 30, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-18	as of 11-30-18	as of 11-30-18
Class A	-3.25	3.59	5.55	-4.37	19.30	71.56	3.13	3.00	5.29
Class B	-4.84	3.33	5.35	-5.64	17.79	68.39	2.51	2.37	4.24
Class C	-0.99	3.67	5.19	-1.74	19.77	65.89	2.51	2.38	4.24
Class I3,4	0.89	4.53	6.02	-0.31	24.81	79.46	3.41	3.37	5.76
Class R6[3,4]	0.92	4.50	6.01	-0.30	24.62	79.19	3.45	3.41	5.83
Index 1†	5.21	6.15	8.06	0.69	34.80	117.07	—	—
Index 2†	1.13	3.52	4.88	0.42	18.88	61.01	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report.Net expenses reflect contractual expense limitations in effect until September 30, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6
Gross (%)	1.05	1.80	1.80	0.80	0.77
Net (%)	0.94	1.69	1.69	0.79	0.76

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Bloomberg Barclays High Yield Municipal Bond Index; Index 2 is the Bloomberg Barclays Municipal Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock High Yield Municipal Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B5	11-30-08	16,839	16,839	21,707	16,101
Class C5	11-30-08	16,589	16,589	21,707	16,101
Class I3,4	11-30-08	17,946	17,946	21,707	16,101
Class R6[3,4]	11-30-08	17,919	17,919	21,707	16,101

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays High Yield Municipal Bond Index is an unmanaged index of municipal bonds that are non-investment grade, unrated, or below BBB/ Baa, according to S&P and Moody's, respectively.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 40.8%.
3	Class I shares and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	For certain types of investors as described in the fund's prospectus.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2018, with the same investment held until November 30, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2018, with the same investment held until November 30, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
10	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2018	Ending value on 11-30-2018	Expenses paid during period ended 11-30-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 996.10	$4.65	0.93%
	Hypothetical example	1,000.00	1,020.40	4.71	0.93%
Class B	Actual expenses/actual returns	1,000.00	992.40	8.39	1.68%
	Hypothetical example	1,000.00	1,016.60	8.49	1.68%
Class C	Actual expenses/actual returns	1,000.00	992.40	8.39	1.68%
	Hypothetical example	1,000.00	1,016.60	8.49	1.68%
Class I	Actual expenses/actual returns	1,000.00	996.90	3.90	0.78%
	Hypothetical example	1,000.00	1,021.20	3.95	0.78%
Class R6	Actual expenses/actual returns	1,000.00	997.00	3.70	0.74%
	Hypothetical example	1,000.00	1,021.40	3.75	0.74%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	11

Fund’s investments
AS OF 11-30-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.6%				$145,464,674
(Cost $137,887,828)
Arizona 2.3%				3,344,040
Maricopa County Pollution Control Corp. Public Service Palo Verde, Series A	6.250	01-01-38	1,000,000	1,049,240
The Industrial Development Authority of the City of Phoenix Arizona GFF Tiyan LLC	5.375	02-01-41	2,500,000	2,294,800
California 9.4%				13,842,245
California Pollution Control Financing Authority Waste Management Inc., Series A1, AMT	3.375	07-01-25	1,000,000	1,000,270
California Pollution Control Financing Authority Waste Management Inc., Series A3, AMT	4.300	07-01-40	1,000,000	1,031,170
California Statewide Communities Development Authority Adventist Health System	5.000	03-01-35	1,250,000	1,399,925
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	1,000,000	1,114,380
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-47	3,000,000	2,871,510
Golden State Tobacco Securitization Corp. Series A2	5.300	06-01-37	2,000,000	2,005,040
Orange County Community Facilities District Esencia Villagers, Series A	5.000	08-15-41	1,000,000	1,060,870
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500	09-01-45	1,545,000	1,630,840
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250	11-01-26	1,500,000	1,728,240
Colorado 6.3%				9,299,600
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	2,000,000	2,144,800
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	2,500,000	3,075,725
Regional Transportation District Denver Transit Partners	6.000	01-15-41	2,000,000	2,062,760
Sterling Ranch Community Authority Board Series A	5.000	12-01-47	1,500,000	1,468,515
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (A)	6.947	12-01-37	2,000,000	547,800
Connecticut 2.3%				3,432,930
Hamden Facility Revenue Whitney Center Project, Series A	7.625	01-01-30	870,000	895,126
Hamden Facility Revenue Whitney Center Project, Series A	7.750	01-01-43	1,400,000	1,437,954
State of Connecticut Special Tax Revenue Series B	5.000	10-01-38	1,000,000	1,099,850
12	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Delaware 1.7%				$2,550,770
Centerline Equity Issuer Trust Series A (B)	6.000	10-31-52	1,000,000	1,015,700
Delaware State Economic Development Authority Indian River Power Authority	5.375	10-01-45	1,500,000	1,535,070
District of Columbia 2.5%				3,692,010
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (C)	6.500	10-01-41	3,000,000	3,692,010
Florida 3.5%				5,180,012
Celebration Pointe Community Development District Alachua County (B)	5.000	05-01-48	1,000,000	999,950
Lee County Industrial Development Authority Cypress Cove Senior Living	5.500	10-01-47	1,000,000	1,054,480
Palm Beach County Health Facilities Authority Retirement Life Communities	5.000	11-15-32	215,000	232,703
Palm Beach County Health Facilities Authority Sinai Residences Boca Raton Project, Series C	7.500	06-01-49	1,000,000	1,124,830
Village Community Development District No. 12 (B)	4.250	05-01-43	1,000,000	976,930
Village Community Development District No. 8 Phase II	6.125	05-01-39	755,000	791,119
Illinois 10.7%				15,852,033
Chicago Board of Education Series A, GO	7.000	12-01-44	1,000,000	1,129,360
Chicago Board of Education Series B, GO	6.500	12-01-46	1,000,000	1,108,240
Chicago Board of Education Series C, GO	5.250	12-01-39	1,000,000	1,007,140
Chicago Midway International Airport Series A, AMT	5.000	01-01-41	1,500,000	1,600,305
Chicago O'Hare International Airport Customer Facility Charge	5.750	01-01-43	2,000,000	2,220,520
City of Chicago Series 2005 D-REMK, GO	5.500	01-01-40	1,250,000	1,305,625
City of Chicago Series A, GO	5.500	01-01-33	1,000,000	1,056,410
City of Chicago Series A, GO	6.000	01-01-38	1,000,000	1,108,430
Illinois Finance Authority Wesleyan University	5.000	09-01-46	1,000,000	1,050,330
Metropolitan Pier & Exposition Authority McCormick Place Project, Series B	4.250	06-15-42	1,500,000	1,378,455
State of Illinois, GO	5.000	04-01-27	2,000,000	2,071,660
The Illinois Sports Facilities Authority State Tax Supported (C)	5.250	06-15-32	750,000	815,558
Indiana 1.6%				2,289,993
City of Crown Point Wittenberg Village Project, Series A	8.000	11-15-39	1,250,000	1,277,013
Town of Chesterton StoryPoint Chesterton Project, Series A-1 (B)	6.125	01-15-34	1,000,000	1,012,980
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Kentucky 0.7%				$1,020,860
County of Owen American Water Company Project, Series A	6.250	06-01-39	1,000,000	1,020,860
Louisiana 1.5%				2,136,520
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp., Series A-2	6.500	11-01-35	2,000,000	2,136,520
Maryland 1.4%				2,048,520
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250	07-01-44	1,000,000	986,230
Maryland Health & Higher Educational Facilities Authority Meritus Medical Center	5.000	07-01-40	1,000,000	1,062,290
Massachusetts 1.7%				2,447,508
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	1,000,000	1,054,610
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (B)	5.000	10-01-47	1,000,000	1,011,310
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (B)	5.000	10-01-57	380,000	381,588
Michigan 0.7%				1,050,045
Michigan Finance Authority Detroit Water & Sewer, Series C-2, AMT	5.000	07-01-44	500,000	526,270
Michigan Finance Authority Local Government Loan Program, Series F1	4.500	10-01-29	500,000	523,775
Minnesota 3.6%				5,362,853
City of Anoka Homestead at Anoka, Inc. Project	4.750	11-01-35	500,000	503,595
City of Anoka Homestead at Anoka, Inc. Project	5.000	11-01-46	1,000,000	1,007,820
City of Anoka Homestead at Anoka, Inc. Project	5.500	11-01-46	500,000	525,475
Housing & Redevelopment Authority of The City of St. Paul Carondelet Village Project, Series A	5.000	12-01-47	1,250,000	1,302,638
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,000,000	1,008,460
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.250	12-01-49	1,000,000	1,014,865
Mississippi 0.4%				626,163
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	5.875	04-01-22	625,000	626,163
Missouri 0.7%				1,034,430
Kirkwood Industrial Development Authority Aberdeen Heights Project, Series A	5.250	05-15-42	1,000,000	1,034,430
14	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Nevada 0.7%				$1,000,750
City of Sparks Sales Tax Revenue, Series A (B)	6.750	06-15-28	1,000,000	1,000,750
New Hampshire 0.7%				1,011,615
New Hampshire Business Finance Authority Covanta Project, AMT (B)	4.875	11-01-42	500,000	481,195
New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875	07-01-41	500,000	530,420
New Jersey 6.7%				9,833,170
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-44	1,000,000	1,051,190
New Jersey Economic Development Authority Continental Airlines, Inc. Project, AMT	5.250	09-15-29	1,000,000	1,077,120
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	1,000,000	1,047,900
New Jersey Economic Development Authority Series WW	5.000	06-15-37	1,000,000	1,046,740
New Jersey Economic Development Authority Series WW	5.250	06-15-40	1,000,000	1,052,730
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-45	2,000,000	2,074,340
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,480,000	2,483,150
New York 6.6%				9,746,457
Brooklyn Arena Local Development Corp. Barclays Center Project, Series A	5.000	07-15-42	2,000,000	2,121,680
Chautauqua County Industrial Development Agency Dunkirk Power Project	5.875	04-01-42	2,950,000	3,017,880
New York Liberty Development Corp. World Trade Center, Class 1-3 (B)	5.000	11-15-44	1,850,000	1,888,073
New York State Dormitory Authority Orange Regional Medical Center (B)	5.000	12-01-45	1,000,000	1,055,680
New York Transportation Development Corp. Delta Airlines, Inc., Laguardia, AMT	5.000	01-01-36	1,000,000	1,081,780
Niagara Area Development Corp. Covanta Project, Series A, AMT (B)	4.750	11-01-42	500,000	479,290
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750	10-01-19	100,000	102,074
Ohio 5.3%				7,885,690
Buckeye Ohio Tobacco Settlement Financing Authority Series A2	5.125	06-01-24	1,785,000	1,667,476
City of Cleveland Continental Airlines, Inc. Project, AMT	5.375	09-15-27	2,510,000	2,517,354
County of Hamilton Series A	5.000	08-15-42	2,000,000	2,166,100
Ohio Air Quality Development Authority Pratt Paper LLC Project, AMT (B)	4.500	01-15-48	500,000	500,350
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Ohio (continued)
Southeastern Ohio Port Authority Marietta Memorial Hospital	5.000	12-01-35	1,000,000	$1,034,410
Oklahoma 0.7%				1,066,040
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.250	08-15-48	1,000,000	1,066,040
Oregon 0.7%				1,057,830
Salem Hospital Facility Authority Capital Manor Project	5.000	05-15-48	1,000,000	1,057,830
Pennsylvania 2.6%				3,800,258
Allegheny County Industrial Development Authority Environmental Improvements	6.875	05-01-30	1,000,000	1,009,480
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000	01-01-33	750,000	730,268
Lancaster County Hospital Authority Village Project	5.125	07-01-37	1,000,000	1,030,390
Pennsylvania Economic Development Financing Authority Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,030,120
Rhode Island 0.6%				920,140
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	1,000,000	920,140
Tennessee 2.8%				4,153,529
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000	02-01-25	3,720,000	4,153,529
Texas 15.3%				22,609,284
Bexar County Health Facilities Development Corp. Army Retirement Residence Foundation Project	5.000	07-15-25	115,000	123,417
Bexar County Health Facilities Development Corp. Army Retirement Residence Foundation Project	5.000	07-15-23	175,000	185,859
Bexar County Health Facilities Development Corp. Army Retirement Residence Foundation Project	5.000	07-15-25	200,000	215,000
Bexar County Health Facilities Development Corp. Army Retirement Residence Foundation Project	5.000	07-15-27	200,000	216,260
City of Houston Airport System Revenue Continental Airlines, Inc. Terminal Projects, AMT	6.625	07-15-38	1,000,000	1,071,160
City of Houston Airport System Revenue United Airlines, Inc. Terminal E Project, AMT	5.000	07-01-29	3,000,000	3,219,750
City of Sequin Hospital City of Seguin Hospital	5.000	12-01-45	1,000,000	990,210
Dallas/Fort Worth International Airport Series A, AMT	5.000	11-01-38	1,000,000	1,032,840
Grand Parkway Transportation Corp. Texas System Toll Revenue, Series A	5.500	04-01-53	1,000,000	1,092,210
Gulf Coast Industrial Development Authority CITGO Petroleum Corp., AMT	8.000	04-01-28	1,100,000	1,109,856
Love Field Airport Modernization Corp. Southwest Airlines Company Project	5.250	11-01-40	1,575,000	1,633,086
16	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Texas (continued)
Mission Economic Development Corp. Natgasoline Project, AMT (B)	4.625	10-01-31	1,500,000	$1,519,080
New Hope Cultural Education Facilities Finance Corp. Legacy Midtown Park Project, Series A	5.500	07-01-54	1,000,000	974,070
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Presbyterian Village North Project	5.250	10-01-49	1,000,000	983,420
North Texas Tollway Authority Highway Revenue Tolls, Series A	6.250	01-01-39	560,000	561,669
Tarrant County Cultural Education Facilities Finance Corp. Air Force Retirement Facility	6.375	11-15-44	2,000,000	2,082,240
Tarrant County Cultural Education Facilities Finance Corp. Air Force Villages Project	5.000	05-15-45	1,000,000	998,510
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250	12-15-26	2,000,000	2,299,120
Texas Private Activity Bond Surface Transportation Corp. Blueridge Transportation Group LLC, AMT	5.000	12-31-55	1,000,000	1,038,570
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000	12-31-38	1,000,000	1,152,570
Travis County Health Facilities Development Corp. Westminster Manor Project	7.000	11-01-30	105,000	110,387
Vermont 0.8%				1,169,788
Vermont Economic Development Authority Wake Robin Corporation Project	5.400	05-01-33	1,135,000	1,169,788
Virginia 2.0%				2,928,731
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,700,000	1,753,397
Tobacco Settlement Financing Corp. Series B1	5.000	06-01-47	1,240,000	1,175,334
Washington 0.7%				963,470
Washington Health Care Facilities Authority Virginia Mason Medical Center	4.000	08-15-42	1,000,000	963,470
Wisconsin 1.4%				2,107,390
Public Finance Authority Rose Villa Project, Series A (B)	5.750	11-15-44	1,000,000	1,048,620
Public Finance Authority Rose Villa Project, Series A (B)	6.000	11-15-49	1,000,000	1,058,770

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.2%				$3,277,000
(Cost $3,276,907)
U.S. Government Agency 0.6%				827,000
Federal Agricultural Mortgage Corp. Discount Note	2.050	12-03-18	201,000	201,000
Federal Home Loan Bank Discount Note	2.050	12-03-18	626,000	626,000

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND	17

	Par value^	Value
Repurchase agreement 1.6%		$2,450,000
Barclays Tri-Party Repurchase Agreement dated 11-30-18 at 2.260% to be repurchased at $2,450,461 on 12-3-18, collateralized by $2,364,200 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-20 (valued at $2,499,544, including interest)	2,450,000	2,450,000
Total investments (Cost $141,164,735) 100.8%		$148,741,674
Other assets and liabilities, net (0.8%)		(1,171,944)
Total net assets 100.0%		$147,569,730

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 11-30-18, the aggregate cost of investments for federal income tax purposes was $139,328,690. Net unrealized appreciation aggregated to $9,412,984, of which $10,144,188 related to gross unrealized appreciation and $731,204 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments

Assured Guaranty Corp.	2.5
Assured Guaranty Municipal Corp.	0.5

TOTAL	3.0

18	JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-18 (unaudited)

Assets
Unaffiliated investments, at value (Cost $141,164,735)	$148,741,674
Cash	65,764
Interest receivable	2,202,449
Receivable for fund shares sold	31,534
Receivable for investments sold	495,375
Receivable from affiliates	2,658
Other assets	52,746
Total assets	151,592,200
Liabilities
Distributions payable	29,112
Payable for investments purchased	3,235,285
Payable for fund shares repurchased	640,630
Payable to affiliates
Accounting and legal services fees	8,262
Transfer agent fees	6,381
Distribution and service fees	25,174
Trustees' fees	526
Other liabilities and accrued expenses	77,100
Total liabilities	4,022,470
Net assets	$147,569,730
Net assets consist of
Paid-in capital	$138,908,860
Accumulated distributable earnings (accumulated loss)	8,660,870
Net assets	$147,569,730

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($103,946,687 ÷ 13,453,501 shares)[1]	$7.73
Class B ($1,573,884 ÷ 203,683 shares)[1]	$7.73
Class C ($30,103,689 ÷ 3,896,188 shares)[1]	$7.73
Class I ($10,138,885 ÷ 1,310,051 shares)	$7.74
Class R6 ($1,806,585 ÷ 233,402 shares)	$7.74
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$8.05

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	19

STATEMENT OF OPERATIONS For the six months ended  11-30-18 (unaudited)

Investment income
Interest	$4,136,531
Expenses
Investment management fees	471,302
Distribution and service fees	318,124
Accounting and legal services fees	15,019
Transfer agent fees	38,514
Trustees' fees	1,483
Custodian fees	20,866
State registration fees	49,687
Printing and postage	22,728
Professional fees	34,177
Other	7,294
Total expenses	979,194
Less expense reductions	(111,906)
Net expenses	867,288
Net investment income	3,269,243
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	1,201,768
1,201,768
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(5,226,693)
(5,226,693)
Net realized and unrealized loss	(4,024,925)
Decrease in net assets from operations	$(755,682)

20	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-18 (unaudited)	Year ended 5-31-18
Increase (decrease) in net assets
From operations
Net investment income	$3,269,243	$7,258,100
Net realized gain	1,201,768	2,120,242
Change in net unrealized appreciation (depreciation)	(5,226,693)	(3,570,022)
Increase (decrease) in net assets resulting from operations	(755,682)	5,808,320
Distributions to shareholders
From net investment income and net realized gain
Class A	(2,443,286)	—
Class B	(35,695)	—
Class C	(593,935)	—
Class I	(221,001)	—
Class R6	(42,564)	—
From net investment income
Class A	—	(5,478,750)
Class B	—	(117,974)
Class C	—	(1,527,867)
Class I	—	(402,013)
Class R6	—	(46,442)
Total distributions	(3,336,481)	(7,573,046)
From fund share transactions	(12,798,592)	(21,186,240)
Total decrease	(16,890,755)	(22,950,966)
Net assets
Beginning of period	164,460,485	187,411,451
End of period[1]	$147,569,730	$164,460,485

[1]	Net assets - End of period includes undistributed net investment income of $305,958 in May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	21

Financial highlights
CLASS A SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$7.93	$8.01	$8.33	$8.18	$8.17	$8.62
Net investment income[2]	0.17	0.34	0.34	0.35	0.37	0.39
Net realized and unrealized gain (loss) on investments	(0.20)	(0.06)	(0.28)	0.18	0.03	(0.46)
Total from investment operations	(0.03)	0.28	0.06	0.53	0.40	(0.07)
Less distributions
From net investment income	(0.17)	(0.36)	(0.38)	(0.38)	(0.39)	(0.38)
Net asset value, end of period	$7.73	$7.93	$8.01	$8.33	$8.18	$8.17
Total return (%)[3,4]	(0.39) [5]	3.55	0.76	6.65	4.94	(0.53)
Ratios and supplemental data
Net assets, end of period (in millions)	$104	$117	$133	$155	$154	$150
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08 [6]	1.05	1.00	1.00	0.98	1.02
Expenses including reductions	0.93 [6]	0.91	0.89	0.90	0.87	0.91
Net investment income	4.23 [6]	4.31	4.24	4.24	4.47	4.85
Portfolio turnover (%)	15	8	27	22	30	14

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
22	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$7.93	$8.01	$8.33	$8.18	$8.17	$8.62
Net investment income[2]	0.14	0.29	0.28	0.28	0.31	0.33
Net realized and unrealized gain (loss) on investments	(0.20)	(0.07)	(0.28)	0.19	0.03	(0.46)
Total from investment operations	(0.06)	0.22	—	0.47	0.34	(0.13)
Less distributions
From net investment income	(0.14)	(0.30)	(0.32)	(0.32)	(0.33)	(0.32)
Net asset value, end of period	$7.73	$7.93	$8.01	$8.33	$8.18	$8.17
Total return (%)[3,4]	(0.76) [5]	2.78	0.00	5.85	4.16	(1.27)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$4	$6	$7	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.83 [6]	1.80	1.75	1.75	1.73	1.77
Expenses including reductions	1.68 [6]	1.66	1.64	1.65	1.63	1.66
Net investment income	3.48 [6]	3.56	3.48	3.49	3.73	4.11
Portfolio turnover (%)	15	8	27	22	30	14

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	23

CLASS C SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$7.93	$8.01	$8.33	$8.18	$8.17	$8.62
Net investment income[2]	0.14	0.29	0.28	0.29	0.31	0.33
Net realized and unrealized gain (loss) on investments	(0.20)	(0.07)	(0.28)	0.18	0.03	(0.46)
Total from investment operations	(0.06)	0.22	—	0.47	0.34	(0.13)
Less distributions
From net investment income	(0.14)	(0.30)	(0.32)	(0.32)	(0.33)	(0.32)
Net asset value, end of period	$7.73	$7.93	$8.01	$8.33	$8.18	$8.17
Total return (%)[3,4]	(0.76) [5]	2.78	0.00	5.85	4.16	(1.27)
Ratios and supplemental data
Net assets, end of period (in millions)	$30	$35	$43	$46	$44	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	1.83 [6]	1.80	1.75	1.75	1.73	1.77
Expenses including reductions	1.68 [6]	1.66	1.64	1.65	1.63	1.66
Net investment income	3.48 [6]	3.56	3.50	3.49	3.73	4.10
Portfolio turnover (%)	15	8	27	22	30	14

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
24	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$7.94	$8.02	$7.91
Net investment income[3]	0.17	0.36	0.12
Net realized and unrealized gain (loss) on investments	(0.19)	(0.07)	0.10
Total from investment operations	(0.02)	0.29	0.22
Less distributions
From net investment income	(0.18)	(0.37)	(0.11)
Net asset value, end of period	$7.74	$7.94	$8.02
Total return (%)[4]	(0.31) [5]	3.71	2.84 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$9	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83 [6]	0.80	0.73 [6]
Expenses including reductions	0.78 [6]	0.76	0.73 [6]
Net investment income	4.38 [6]	4.47	4.96 [6]
Portfolio turnover (%)	15	8	27 [7]

[1]	Six months ended 11-30-18. Unaudited.
[2]	The inception date for Class I shares is 2-13-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK High Yield Municipal Bond Fund	25

CLASS R6 SHARES Period ended	11-30-18 [1]	5-31-18 [2]
Per share operating performance
Net asset value, beginning of period	$7.94	$8.08
Net investment income[3]	0.17	0.28
Net realized and unrealized gain (loss) on investments	(0.19)	(0.14)
Total from investment operations	(0.02)	0.14
Less distributions
From net investment income	(0.18)	(0.28)
Net asset value, end of period	$7.74	$7.94
Total return (%)[4]	(0.30) [5]	1.80 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79 [6]	0.77 [6]
Expenses including reductions	0.74 [6]	0.73 [6]
Net investment income	4.40 [6]	4.52 [6]
Portfolio turnover (%)	15	8 [7]

[1]	Six months ended 11-30-18. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
26	JOHN HANCOCK High Yield Municipal Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock High Yield Municipal Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

The fund may offer multiple classes of shares. The shares currently outstanding are shown on the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2018, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase

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agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2018 were $1,157.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those

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taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2018, the fund has a capital loss carryforward of $2,111,775 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2018:

Capital loss carryforward expiring at May 31	No expiration date
2019	Short-term
$487,011	$1,624,764

As of May 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards, characterization of distributions, and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.6250% of the first $75 million of the fund's average daily net assets, (b) 0.5625% of the next $75 million of the fund's average daily net assets, (c) 0.5000% of the next $1.85 billion of the fund's average daily net assets, (d) 0.4800% of the next $2 billion of the fund's average daily net assets; and (e) 0.4500% of the fund's average daily net assets in excess of $4 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

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The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30,2020,unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agrees to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the other expenses of the fund exceed 0.15% of the average net assets of the fund. For purposes of this agreement, "other expenses of the fund" means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, Advisory fees, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement will continue in effect until terminated at any time by the Advisor on notice to the fund.

For the six months ended November 30, 2018, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$26,638	Class I	$2,279
Class B	475	Class R6	435
Class C	7,814	Total	$37,641

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2018 were equivalent to a net annual effective rate of 0.54% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

The fund's Distributor has contractually agreed to waive and limit Rule 12b-1 fees for Class A, Class B and Class C shares to the extent necessary to achieve aggregate fees of 0.15%, 0.90% and 0.90%, respectively. The current waiver agreement expires on September 30, 2019, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $56,603, $1,002 and $16,660 for Class A, Class B and Class C shares, respectively for the six months ended November 30, 2018.

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Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $77,191 for the six months ended November 30, 2018. Of this amount, $11,726 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $63,466 was paid as sales commissions to broker-dealers and $1,999 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through December 31, 2018.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2018, CDSCs received by the Distributor amounted to $479, $608 and $1,356 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock Group of Funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$141,507	$27,424
Class B	10,020	485
Class C	166,597	8,080
Class I	—	2,403
Class R6	—	122
Total	$318,124	$38,514

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.

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Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2018 and for the year ended May 31,2018 were as follows:

		Six months ended 11-30-18		Year ended 5-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,205,146	$9,494,071	2,954,113	$23,619,682
Distributions reinvested	293,233	2,295,900	640,144	5,112,089
Repurchased	(2,761,722)	(21,642,471)	(5,425,715)	(43,444,793)
Net decrease	(1,263,343)	$(9,852,500)	(1,831,458)	$(14,713,022)
Class B shares
Sold	1,574	$12,412	2,760	$21,782
Distributions reinvested	4,223	33,092	12,630	100,930
Repurchased	(94,626)	(739,396)	(221,861)	(1,775,935)
Net decrease	(88,829)	$(693,892)	(206,471)	$(1,653,223)
Class C shares
Sold	100,575	$790,114	457,398	$3,661,956
Distributions reinvested	72,137	564,822	178,067	1,421,951
Repurchased	(735,248)	(5,745,269)	(1,528,536)	(12,184,532)
Net decrease	(562,536)	$(4,390,333)	(893,071)	$(7,100,625)
Class I shares
Sold	464,432	$3,662,181	598,563	$4,787,224
Distributions reinvested	27,168	212,878	46,322	370,508
Repurchased	(258,486)	(2,025,175)	(561,348)	(4,478,148)
Net increase	233,114	$1,849,884	83,537	$679,584
Class R6 shares
Sold	82,228	$649,957	299,873	$2,415,448
Distributions reinvested	5,427	42,564	5,654	45,037
Repurchased	(51,724)	(404,272)	(108,056)	(859,439)
Net increase	35,931	$288,249	197,471	$1,601,046
Total net decrease	(1,645,663)	$(12,798,592)	(2,649,992)	$(21,186,240)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $23,542,385 and $33,594,568, respectively, for the six months ended November 30, 2018.

Note 7 — State or region risk

To the extent that the fund invests heavily in bonds from any given state or region, its performance could be disproportionately affected by factors particular to that state or region. These factors may include economic or political changes, tax-base erosion, possible state constitutional limits on tax increases, detrimental budget deficits and other financial difficulties, and changes to the credit ratings assigned to those states' municipal issuers.

Note 8 — New accounting pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the impact of ASU 2017-08 to the fund.

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor), for John Hancock High Yield Municipal Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as

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determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services . Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

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Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2017. The Board also noted that the fund underperformed its peer group average for the one-, three- and five-year periods and outperformed its peer group average for the ten-year period ended December 31, 2017. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group average for the ten-year period. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

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Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       36

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       37

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       38

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK HIGH YIELD MUNICIPAL BOND FUND       39

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF691705	59SA 11/18 1/19

John Hancock

Tax-Free Bond Fund

Semiannual report 11/30/18

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports such as this one will no longer be sent by mail unless you specifically request paper copies of the reports of the fund or you receive them from your financial intermediary. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and be provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investments at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I and Class R6 shares) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investments or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investments or your financial intermediary.

A message to shareholders

Dear shareholder,

It's been a challenging period for fixed-income investors, as both short- and long-term yields rose steadily higher. A solid and stable economy led the U.S. Federal Reserve to continue normalizing monetary policy, raising interest rates in June and September and once again after period end in December. However, concerns about the strength of the broader global economy and the durability of the now decade-old bull market led investors to dial back risk exposures. Against this backdrop, both interest-rate-sensitive and credit-sensitive securities posted declines.

Diversification in a fixed-income portfolio remains a time-tested strategy, but periods such as the last half of 2018—when a number of typically uncorrelated markets moved in the same direction—do sometimes occur. They also tend to be relatively short-lived, and eventually fundamentals—including credit risk, the direction of interest rates, and foreign exchange rates—reassert themselves to drive performance.

Your best resource in unpredictable and volatile markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable turbulence along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to welcome new shareholders and to thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investments
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. It is not possible to invest directly in an index. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Tax-Free Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
23	Financial statements
26	Financial highlights
31	Notes to financial statements
37	Continuation of investment advisory and subadvisory agreements
43	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/18 (%)

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Bumpy ride for municipal bonds

Despite rising interest rates and heightened market volatility, municipal bonds indexes generally delivered modestly positive returns.

The fund trailed its benchmark

The fund declined and underperformed its benchmark, the Bloomberg Barclays Municipal Bond Index.

Exposure to lower-rated bonds detracted

Holdings of lower-rated bonds, which declined sharply during the municipal market sell-off late in the reporting period, were a contributing factor to the fund's underperformance.

PORTFOLIO COMPOSITION AS OF 11/30/18 (%)

A note about risks

The fund is subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       3

Discussion of fund performance

An interview with Portfolio Managers Jeffrey N. Given, CFA and Dennis DiCicco, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Jeffrey N. Given, CFA
Portfolio Manager
John Hancock Asset Management

Dennis DiCicco
Portfolio Manager
John Hancock Asset Management

How did the municipal bond market perform during the six months ended November 30, 2018?

Municipal bonds posted slightly positive returns for the six-month period as the fund's benchmark, the Bloomberg Barclays Municipal Bond Index, returned 0.42%. By comparison, the Bloomberg Barclays U.S. Aggregate Bond Index, a broad taxable bond market measure, declined by 0.30%. The first half of the reporting period was characterized by low volatility and a modest rally in the municipal bond market. A steady U.S. economy and solid investor demand provided a favorable backdrop for municipal bonds.

Market conditions changed in the latter half of the period as volatility increased significantly. Strengthening economic growth led the U.S. Federal Reserve (Fed) to raise short-term interest rates in September, the Fed's third rate hike of 2018. In addition, concerns about trade tensions between the United States and China, as well as geopolitical developments ranging from Brexit to ongoing conflict in the Middle East, contributed to heightened volatility across all financial markets. As a result, municipal bond mutual funds experienced 10 consecutive weeks of outflows late in the period. The sell-off in municipal bonds extended through September and October into November before the market recovered somewhat in the last few weeks of the reporting period.

Overall, municipal bond yields generally moved higher during the period, but the yield increase was tempered by a decline in supply. Through the first 11 months of 2018, municipal bond issuance was down 17% compared with the prior year. The decline resulted from the elimination of advanced refunding bonds, which were historically used by municipal bond issuers to refinance existing debt but were prohibited by the federal tax reform legislation passed in late 2017. The disappearance of advanced refunding bonds led to a decrease in the net outstanding supply of municipal bonds.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       4

How about the credit environment for municipal bonds?

Municipal credit conditions, which were already robust, continued to improve during the reporting period. The stronger economy boosted state and local tax revenues, including both corporate and individual income taxes, which led to budget surpluses for many states. The surpluses allowed a number of states to build up their rainy day reserve funds.

Underfunded pension liabilities remain a long-term concern hanging over state and local budgets. This is especially true in states like Illinois, New Jersey, and Connecticut, where pension issues have been magnified by recent fiscal challenges.

Turning to the fund, how did it perform during the period?

The fund declined modestly and underperformed its benchmark. One contributing factor to the underperformance was the fund's positions in lower-quality municipal bonds, particularly those with credit ratings below investment grade. Although these bonds helped give the fund a higher yield than that of the index, they detracted overall as lower-rated bonds declined the most during the municipal market sell-off during the latter half of the period.

What other factors detracted from performance versus the index?

The fund's duration positioning and maturity structure weighed on relative results. The fund's duration (a measure of interest-rate sensitivity) was slightly longer than that of the index (6.73

QUALITY COMPOSITION AS OF 11/30/18 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       5

years vs. 6.34 years as of November 30), which detracted from performance as municipal bond yields rose. With regard to maturity structure, the fund held an underweight position in intermediate-term municipal bonds, which were the best performers in the municipal market.

On a sector basis, an overweight position in industrial development bonds detracted from performance compared with the index. In addition, security selection among healthcare and transportation bonds, particularly among lower-quality securities, was also a drag on relative performance.

What contributed positively to relative performance?

The fund benefited from an underweight position, compared with the index, in state and local general obligation (GO) bonds. We viewed GOs as overvalued relative to other segments of the municipal market, and they underperformed during the reporting period.

An overweight position in bonds supported by essential services—such as water, sewer, power, and waste removal—also added value. The steady revenue stream of essential service bonds helped them outperform in a volatile market environment.

SECTOR COMPOSITION AS OF 11/30/18 (%)

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       6

As we move into 2019, what developing themes do you see in the municipal bond market?

The Fed and the economic environment will remain key influences on the municipal bond market. While U.S. economic growth has been robust, economic activity in other regions of the world has slowed, and global trade tensions are likely to hinder growth if they persist into 2019. Meanwhile, the Fed raised short-term interest rates again shortly after period end in December and lowered its projections for interest-rate hikes in 2019 from three to two.

Within the municipal bond market, issuance trends should remain supportive. Although we anticipate a modest increase in municipal bond issuance in the coming year, we still expect volumes to be lower than the amount of maturing bonds, leading to a further contraction in the overall level of outstanding municipal bonds.

We'll continue to keep an eye on pension issues for state and local governments, which remain a long-term concern. Budget surpluses and healthy tax revenues in 2018 should keep these issues on the back burner for the time being, but it remains to be seen whether or not municipalities will use the current budget strength to begin addressing these pension challenges.

One additional factor we're paying closer attention to is trends in the energy sector. The price of oil declined sharply during the past six months, and that has implications for tax revenues in several states whose economies have exposure to oil production, including Alaska, North Dakota, Oklahoma, and Texas.

Could you tell us about a recent manager change?

On July 12, 2018, Dennis DiCicco and I were added to the portfolio management team. Effective September 28, 2018, Cynthia M. Brown retired. Dennis and I will continue to manage the fund.

MANAGED BY

Jeffrey N. Given, CFA On the fund since 2018 Investing since 1993
Dennis DiCicco On the fund since 2018 Investing since 2013

The views expressed in this report are exclusively those of Jeffrey N. Given, CFA and Dennis DiCicco, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  NOVEMBER 30, 2018

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]	Tax- equivalent subsidized yield (%)[2]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-18	as of 11-30-18	as of 11-30-18
Class A	-3.92	2.60	4.19	-4.44	13.70	50.74	2.50	2.40	4.22
Class B	-5.46	2.31	3.99	-5.74	12.12	47.95	1.86	1.76	3.14
Class C	-1.60	2.67	3.84	-1.83	14.08	45.76	1.86	1.76	3.14
Class I3,4	0.27	3.52	4.66	-0.40	18.86	57.65	2.76	2.75	4.66
Class R6[3,4]	0.30	3.47	4.63	-0.49	18.58	57.29	2.80	2.79	4.73
Index†	1.13	3.52	4.88	0.42	18.88	61.01	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report.Net expenses reflect contractual expense limitations in effect until September 30, 2019 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6
Gross (%)	0.92	1.67	1.67	0.67	0.64
Net (%)	0.81	1.56	1.56	0.66	0.63

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Bloomberg Barclays Municipal Bond Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Tax-Free Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Bloomberg Barclays Municipal Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B5	11-30-08	14,795	14,795	16,101
Class C5	11-30-08	14,576	14,576	16,101
Class I3,4	11-30-08	15,765	15,765	16,101
Class R6[3,4]	11-30-08	15,729	15,729	16,101

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	Tax-equivalent yield is based on the maximum federal income tax rate of 40.8%.
3	Class I shares and Class R6 shares were first offered on 2-13-17 and 8-30-17, respectively. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	For certain type of investors, as described in the fund's prospectus.
5	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       9

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2018, with the same investment held until November 30, 2018.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2018, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2018, with the same investment held until November 30, 2018. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
10	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2018	Ending value on 11-30-2018	Expenses paid during period ended 11-30-2018[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$ 995.20	$4.15	0.83%
	Hypothetical example	1,000.00	1,020.90	4.20	0.83%
Class B	Actual expenses/actual returns	1,000.00	991.50	7.89	1.58%
	Hypothetical example	1,000.00	1,017.10	7.99	1.58%
Class C	Actual expenses/actual returns	1,000.00	991.50	7.89	1.58%
	Hypothetical example	1,000.00	1,017.10	7.99	1.58%
Class I	Actual expenses/actual returns	1,000.00	996.00	3.40	0.68%
	Hypothetical example	1,000.00	1,021.70	3.45	0.68%
Class R6	Actual expenses/actual returns	1,000.00	995.10	3.20	0.64%
	Hypothetical example	1,000.00	1,021.90	3.24	0.64%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	11

Fund’s investments
AS OF 11-30-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 98.9%				$475,623,957
(Cost $457,032,533)
Alabama 0.4%				2,040,860
Alabama Special Care Facilities Financing Authority Children's Hospital	6.125	06-01-34	2,000,000	2,040,860
Alaska 0.8%				3,643,419
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-34	2,165,000	2,375,005
Alaska Municipal Bond Bank Authority Series 4, AMT (A)	5.000	12-01-35	1,160,000	1,268,414
Arizona 1.1%				5,286,570
Arizona Health Facilities Authority Banner Health, Series A	5.000	01-01-44	2,000,000	2,138,580
City of Phoenix Civic Plaza, Series B (A)	5.500	07-01-28	1,000,000	1,213,400
Maricopa County Pollution Control Corp. El Paso Electric Company Project, Series B	7.250	04-01-40	1,000,000	1,016,670
The Industrial Development Authority of the City of Phoenix Arizona GFF Tiyan LLC	5.375	02-01-41	1,000,000	917,920
California 10.3%				49,414,151
ABAG Finance Authority for Nonprofit Corps. Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,165,300
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp., Series 2014	5.000	06-01-40	1,000,000	1,035,890
California Municipal Finance Authority LINXS APM Project, AMT	5.000	12-31-43	1,000,000	1,073,300
California Municipal Finance Authority LINXS APM Project, Series B, AMT	5.000	06-01-48	1,000,000	1,066,050
California Pollution Control Financing Authority Waste Management Inc., Series A1, AMT	3.375	07-01-25	2,000,000	2,000,540
California State Public Works Board Lease Revenue, Series B	5.000	10-01-39	1,000,000	1,103,690
City of Los Angeles Department of Airports Los Angeles International Airport, AMT	5.000	05-15-48	2,000,000	2,225,360
City of Los Angeles Department of Airports Series C	5.000	05-15-38	1,000,000	1,114,800
City of San Francisco Public Utilities Commission Green Bonds, Series A	5.000	11-01-45	1,500,000	1,663,185
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	3,000,000	3,343,140
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-47	4,500,000	4,307,265
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,000,000	1,368,100
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,481,975
12	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
River Islands Public Financing Authority Community Facilities District, Series 2003-1	5.500	09-01-45	2,000,000	$2,111,120
San Bernardino County Medical Center Financing Project	5.500	08-01-22	2,500,000	2,757,425
San Diego Unified School District Series I, GO (B)	4.122	07-01-39	1,250,000	537,738
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity (B)	1.752	01-01-20	2,000,000	1,962,060
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	4,500,000	4,779,360
Santa Ana Financing Authority Police Administration & Holding Facility (A)	6.250	07-01-19	1,005,000	1,030,155
State of California, GO	5.000	02-01-38	5,375,000	5,773,288
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250	10-01-40	1,000,000	1,162,570
University of California Series I	5.000	05-15-40	3,000,000	3,351,840
Colorado 5.3%				25,679,255
City & County of Denver Series A	4.000	08-01-46	3,000,000	3,023,850
City & County of Denver United Airlines Inc., Project, AMT	5.000	10-01-32	2,500,000	2,626,500
City & County of Denver Airport Revenue Series A	5.250	11-15-36	5,250,000	5,395,950
Colorado Health Facilities Authority Series A	5.250	05-15-37	500,000	532,970
Colorado Health Facilities Authority Series A	5.250	05-15-47	1,000,000	1,056,510
Denver Convention Center Hotel Authority Senior	5.000	12-01-40	2,500,000	2,624,200
Park Creek Metropolitan District Senior Limited Property Tax Supported, Series A	5.000	12-01-45	2,500,000	2,681,000
Public Authority for Colorado Energy Natural Gas Revenue	6.250	11-15-28	3,500,000	4,306,015
Regional Transportation District Denver Transit Partners	6.000	01-15-41	2,000,000	2,062,760
Villages at Castle Rock Metropolitan District No. 6 Cobblestone Ranch Project, Series 2, GO (B)	6.947	12-01-37	5,000,000	1,369,500
Connecticut 0.5%				2,210,400
State of Connecticut Special Tax Revenue Series B	5.000	10-01-36	1,000,000	1,106,280
State of Connecticut Special Tax Revenue Series B	5.000	10-01-37	1,000,000	1,104,120
District of Columbia 3.6%				17,467,847
District of Columbia Tobacco Settlement Financing Corp. Asset Backed Bonds	6.500	05-15-33	3,755,000	4,009,627
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	4.068	10-01-33	6,565,000	3,602,150
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
District of Columbia (continued)
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	4.179	10-01-35	6,470,000	$3,215,072
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (A)(B)	4.249	10-01-36	7,250,000	3,414,025
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (A)	6.500	10-01-41	1,750,000	2,153,673
Metropolitan Washington DC Airports Authority Series A, AMT	5.000	10-01-44	1,000,000	1,073,300
Florida 3.8%				18,031,257
Alachua County Health Facilities Authority Shands Teaching Hospital & Clinics	5.000	12-01-44	2,000,000	2,121,840
City of Atlantic Beach FL Fleet Landing Project, Series A (C)	5.000	11-15-48	1,000,000	1,042,890
City of Atlantic Beach FL Fleet Landing Project, Series B (C)	3.000	11-15-23	1,250,000	1,251,188
Hillsborough County Aviation Authority PFC Subordinated Tampa International Airport, AMT	5.000	10-01-48	2,000,000	2,187,000
Hillsborough County Aviation Authority Tampa International Airport, Series A	5.000	10-01-44	1,250,000	1,348,438
Miami Beach Health Facilities Authority Mt. Sinai Medical Center	5.000	11-15-44	500,000	520,820
Miami Beach Redevelopment Agency City Center (A)	5.000	02-01-44	2,500,000	2,731,550
Miami-Dade County Health Facilities Authority Nicklaus Children's Hospital	5.000	08-01-47	1,500,000	1,621,470
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-41	2,000,000	2,106,420
Orange County Health Facilities Authority Presbyterian Retirement Communities	5.000	08-01-47	2,500,000	2,619,675
Village Community Development District No. 6 Special Assessment Revenue Refunding Bonds, Series 2017 (A)	4.000	05-01-37	485,000	479,966
Georgia 1.9%				9,345,340
Burke County Development Authority Oglethorpe Power Corp.	4.125	11-01-45	2,500,000	2,376,950
Burke County Development Authority Oglethorpe Power Corp., Series D	4.125	11-01-45	500,000	475,390
Fulton County Residential Care Facilities for the Elderly Authority Lenbrook Square Foundation Inc.	5.000	07-01-42	3,000,000	3,110,880
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series EE (A)	7.250	01-01-24	2,000,000	2,430,940
Rockdale County Development Authority Pratt Paper LLC Project, AMT (D)	4.000	01-01-38	1,000,000	951,180
Guam 0.5%				2,173,360
Antonio B Won Pat International Airport Authority Series C, AMT (A)	6.125	10-01-43	1,000,000	1,135,820
Territory of Guam Section 30, Series A	5.750	12-01-34	1,000,000	1,037,540
14	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Illinois 7.1%				$34,004,896
Chicago Board of Education Dedicated Capital Improvement (C)	5.000	04-01-42	1,400,000	1,473,290
Chicago Board of Education Dedicated Capital Improvement	6.000	04-01-46	3,500,000	3,959,515
Chicago Midway International Airport Series B	5.000	01-01-46	5,000,000	5,328,050
Chicago O'Hare International Airport Customer Facility Charge (A)	5.500	01-01-43	2,000,000	2,189,340
Chicago O'Hare International Airport Series A	5.750	01-01-39	515,000	546,410
Chicago O'Hare International Airport Series D	5.250	01-01-42	3,670,000	4,056,965
City of Chicago Series 2007E-REMK, GO	5.500	01-01-42	1,000,000	1,043,420
City of Chicago Series A, GO	5.500	01-01-33	1,000,000	1,056,410
City of Chicago Wastewater Transmission Revenue, Series C	5.000	01-01-39	3,000,000	3,198,120
Illinois Finance Authority Advocate Health Care	4.000	06-01-47	3,000,000	2,955,990
Lake County Community Consolidated School District No. 24 Capital Appreciation Bonds, Series 2004, GO (A)(B)	3.165	01-01-22	2,440,000	2,213,056
State of Illinois Series A, GO	5.000	05-01-34	2,000,000	2,062,000
State of Illinois, GO	4.000	06-01-35	2,000,000	1,829,800
State of Illinois, GO (A)	4.000	02-01-31	1,000,000	1,020,920
State of Illinois, GO (A)	5.500	07-01-38	1,000,000	1,071,610
Indiana 0.6%				3,079,290
Indiana Finance Authority Duke Energy, Series B	6.000	08-01-39	3,000,000	3,079,290
Iowa 0.2%				1,000,000
Iowa Tobacco Settlement Authority Asset Backed, Series C	5.375	06-01-38	1,000,000	1,000,000
Kentucky 0.7%				3,555,717
Kentucky Economic Development Finance Authority Louisville Arena, Series A (A)	5.000	12-01-45	3,300,000	3,555,717
Louisiana 1.9%				9,128,700
City of Shreveport Water & Sewer Revenue Water and Sewer Revenue and Refunding Bonds	5.000	12-01-40	1,000,000	1,102,050
Louisiana Local Government Environmental Facilities & Community Development Authority Westlake Chemical Corp. Projects, Series A-1	6.500	11-01-35	1,500,000	1,602,390
Louisiana Public Facilities Authority Ochsner Clinic Foundation Project	5.000	05-15-46	2,500,000	2,665,700
New Orleans Aviation Board Parking Facilities Corp. Consolidated Garage System (A)	5.000	10-01-48	1,000,000	1,099,520
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Louisiana (continued)
New Orleans Aviation Board Series B, AMT	5.000	01-01-45	2,000,000	$2,123,160
New Orleans Aviation Board Series B, AMT	5.000	01-01-48	500,000	535,880
Massachusetts 10.5%				50,449,534
Commonwealth of Massachusetts Series C, GO (A)	5.500	12-01-24	7,400,000	8,736,514
Commonwealth of Massachusetts Series E, GO (A)	5.000	11-01-25	1,000,000	1,169,440
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A	5.250	07-01-35	1,310,000	1,655,277
Massachusetts Bay Transportation Authority Transit Revenue, Series B	5.250	07-01-33	2,500,000	3,036,375
Massachusetts Department of Transportation Highway Revenue Tolls, Series C (A)(B)	2.107	01-01-20	1,000,000	977,270
Massachusetts Development Finance Agency Brandeis University, Series O-1	5.000	10-01-40	1,000,000	1,022,570
Massachusetts Development Finance Agency Dana-Farber Cancer Institute, Series N	5.000	12-01-46	3,000,000	3,264,660
Massachusetts Development Finance Agency Emerson College, Series A	5.000	01-01-40	180,000	185,965
Massachusetts Development Finance Agency Green Bonds-Boston Medical Center, Series D	5.000	07-01-44	2,500,000	2,636,525
Massachusetts Development Finance Agency NewBridge on the Charles, Inc. (D)	5.000	10-01-57	2,500,000	2,510,450
Massachusetts Development Finance Agency Northeastern University, Series A	5.000	03-01-39	1,000,000	1,082,040
Massachusetts Development Finance Agency Olin College, Series E	5.000	11-01-38	1,000,000	1,083,970
Massachusetts Development Finance Agency Orchard Cove	5.250	10-01-26	1,000,000	1,001,670
Massachusetts Development Finance Agency Partners Health Care System, Series Q	5.000	07-01-47	2,000,000	2,169,220
Massachusetts Development Finance Agency Suffolk University, Series A	5.750	07-01-39	665,000	679,989
Massachusetts Development Finance Agency Suffolk University, Series A	6.250	07-01-30	640,000	656,243
Massachusetts Development Finance Agency Suffolk University, Series A	6.250	07-01-30	360,000	367,942
Massachusetts Development Finance Agency UMass Memorial Health Care, Series I	5.000	07-01-46	1,500,000	1,591,425
Massachusetts Port Authority ConRAC Project, Series A	5.125	07-01-41	1,500,000	1,583,730
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Highway Revenue Tolls, Series B	5.000	01-01-37	5,000,000	5,130,600
Massachusetts Water Resources Authority Water Revenue, Series B (A)	5.250	08-01-29	2,500,000	3,089,550
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.000	07-01-41	2,000,000	2,104,980
16	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Massachusetts (continued)
Metropolitan Boston Transit Parking Corp. Parking Revenue	5.250	07-01-36	3,475,000	$3,694,829
The Massachusetts Clean Water Trust Water Revenue, Series 14	5.000	08-01-32	1,000,000	1,018,300
Michigan 4.1%				19,489,980
City of Detroit Water Revenue, Series B (A)	7.000	07-01-36	1,000,000	1,029,070
Detroit City School District School Building and Site Improvement, Series A, GO (A)	5.250	05-01-32	1,280,000	1,520,128
Detroit Downtown Development Authority Catalyst Development Project, Series A (C)	5.000	07-01-43	1,000,000	1,041,240
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.000	07-01-35	7,000,000	7,712,180
Michigan Finance Authority Local Government Loan Program (A)	5.000	07-01-36	250,000	268,340
Michigan Finance Authority Local Government Loan Program	5.000	07-01-44	3,000,000	3,174,390
Michigan Finance Authority Local Government Loan Program, Series F1	4.500	10-01-29	1,500,000	1,571,325
Michigan Finance Authority McLaren Healthcare Hospital, Series A	5.000	05-15-38	1,460,000	1,587,297
Michigan Strategic Fund Improvement Project, AMT	5.000	06-30-48	1,500,000	1,586,010
Minnesota 0.4%				1,971,999
Housing & Redevelopment Authority of The City of St. Paul System Fairview Health Services	5.000	11-15-47	500,000	539,985
Woodbury Housing & Redevelopment Authority St. Therese of Woodbury	5.125	12-01-44	1,420,000	1,432,014
Nebraska 3.1%				14,916,788
Central Plains Energy Project Revenue Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	5,241,958
Omaha Public Power District Electric, Power & Light Revenues, Series B	5.000	02-01-36	4,000,000	4,253,880
Omaha Public Power District Separate Electric System Revenue Bonds, Series A	5.000	02-01-49	5,000,000	5,420,950
New Jersey 4.0%				19,020,737
Casino Reinvestment Development Authority Luxury Tax Revenue	5.250	11-01-39	2,520,000	2,655,727
New Jersey Economic Development Authority Port Newark Container Terminal LLC, AMT	5.000	10-01-47	4,000,000	4,191,600
New Jersey Economic Development Authority Series DDD	5.000	06-15-42	1,000,000	1,029,870
New Jersey Economic Development Authority Series WW	5.250	06-15-40	1,500,000	1,579,095
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Notes, Series A1	5.000	06-15-30	1,500,000	1,649,775
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-45	3,805,000	$3,946,432
New Jersey Transportation Trust Fund Authority Transportation Program, Series AA	5.000	06-15-44	1,415,000	1,465,063
Tobacco Settlement Financing Corp. Series B	5.000	06-01-46	2,500,000	2,503,175
New York 14.2%				68,171,954
City of New York Series D-1, GO	5.000	10-01-36	1,000,000	1,064,080
Hudson Yards Infrastructure Corp. Series A	5.750	02-15-47	1,785,000	1,930,549
Hudson Yards Infrastructure Corp. Series A	5.750	02-15-47	1,715,000	1,836,045
Long Island Power Authority Electric, Power & Light Revenues, Series C (A)	5.250	09-01-29	2,000,000	2,369,160
New York City Transitional Finance Authority Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	4,725,000	4,745,459
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.250	01-15-39	3,000,000	3,012,120
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.375	01-15-34	3,000,000	3,012,540
New York City Water & Sewer System Water Revenue, Series EE	5.250	06-15-40	3,000,000	3,043,350
New York City Water & Sewer System Water Revenue, Series FF-2	5.000	06-15-40	1,000,000	1,012,610
New York City Water & Sewer System Water Revenue, Series GG-1	5.000	06-15-39	6,000,000	6,083,280
New York Liberty Development Corp. 1 World Trade Center Project	5.000	12-15-41	5,000,000	5,342,950
New York Liberty Development Corp. 4 World Trade Center Project	5.000	11-15-31	5,000,000	5,330,950
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,065,870
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625	07-15-47	1,000,000	1,035,100
New York Liberty Development Corp. World Trade Center, Class 1-3 (D)	5.000	11-15-44	2,500,000	2,551,450
New York State Dormitory Authority Fordham University	5.000	07-01-44	1,350,000	1,456,691
New York State Dormitory Authority General Purpose, Series E	5.000	02-15-35	20,000	20,607
New York State Dormitory Authority North Shore Long Island Jewish Group, Series A	5.000	05-01-41	1,000,000	1,071,150
New York State Dormitory Authority Orange Regional Medical Center (D)	5.000	12-01-40	1,000,000	1,060,940
New York State Dormitory Authority Rockefeller University, Series A	5.000	07-01-41	1,000,000	1,043,410
New York State Dormitory Authority Sales Tax Revenue, Series A	5.000	03-15-43	1,000,000	1,081,830
New York State Dormitory Authority State University Dormitory Facilities, Series A	5.000	07-01-35	5,000,000	5,321,350
18	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
New York (continued)
New York State Environmental Facilities Corp. Water Revenue, Series A	5.000	06-15-34	1,000,000	$1,016,760
New York Transportation Development Corp. Laguardia Airport Terminal B Redevelopment Project, AMT	5.250	01-01-50	2,500,000	2,647,025
Niagara Area Development Corp. Covanta Project, Series A, AMT (D)	4.750	11-01-42	1,500,000	1,437,870
Port Authority of New York & New Jersey 5th Installment Special Project, AMT	6.750	10-01-19	1,900,000	1,939,406
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-42	2,265,000	2,411,251
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000	12-01-36	1,000,000	1,067,990
Port Authority of New York & New Jersey One Hundred Eighty-Fourth Series	5.000	09-01-39	1,000,000	1,103,610
Upper Mohawk Valley Regional Water Finance Authority Water Revenue (A)(B)	2.422	04-01-22	2,230,000	2,056,551
Ohio 2.2%				10,802,540
County of Hamilton Refunding and Improvement Life Enriching Community	5.000	01-01-46	1,000,000	1,014,840
County of Hamilton Series A	5.000	08-15-42	4,000,000	4,332,200
Northeast Ohio Regional Sewer District Wastewater Improvement Revenue	5.000	11-15-49	5,000,000	5,455,500
Oklahoma 1.8%				8,642,429
Grand River Dam Authority Series A	5.250	06-01-40	4,000,000	4,194,320
Oklahoma Development Finance Authority OU Medicine Project, Series B	5.250	08-15-43	2,150,000	2,301,339
Tulsa County Industrial Authority Montereau Inc., Project	5.250	11-15-37	1,000,000	1,077,620
Tulsa County Industrial Authority Montereau Inc., Project	5.250	11-15-45	1,000,000	1,069,150
Pennsylvania 2.9%				14,142,862
City of Philadelphia Series A, GO	5.000	07-15-38	2,000,000	2,150,920
Commonwealth Financing Authority Tobacco Master Settlement Bonds (A)	4.000	06-01-39	5,000,000	5,023,550
Cumberland County Municipal Authority Diakon Lutheran Ministries Project	4.000	01-01-33	1,250,000	1,217,113
Lancaster County Hospital Authority Brethren Village Project	5.250	07-01-41	1,260,000	1,303,898
Pennsylvania Turnpike Commission Highway Revenue Tolls, Series C	5.000	12-01-44	1,630,000	1,737,531
Philadelphia Gas Works Company 1998 General Ordinance Fifteenth	5.000	08-01-47	2,500,000	2,709,850
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Rhode Island 0.4%				$2,134,725
Tobacco Settlement Financing Corp. Series B	4.500	06-01-45	2,320,000	2,134,725
Tennessee 0.5%				2,188,724
Nashville & Davidson County Health & Educational Facility Board Vanderbilt University Medical Center	5.000	07-01-46	2,050,000	2,188,724
Texas 12.6%				60,641,153
Board of Managers Joint Guadalupe County City of Seguin Hospital	5.000	12-01-40	2,000,000	2,000,300
Central Texas Regional Mobility Authority Series A	5.000	01-01-40	500,000	534,305
Central Texas Regional Mobility Authority Series A	5.000	01-01-45	500,000	532,210
Central Texas Turnpike System Series C	5.000	08-15-42	2,000,000	2,106,080
City of Austin Electric Utility Revenue (A)	5.000	11-15-37	5,000,000	5,432,800
City of Dallas Waterworks & Sewer System Revenue	5.000	10-01-35	2,685,000	2,815,625
City of Dallas Waterworks & Sewer System Revenue	5.000	10-01-36	4,455,000	4,774,735
City of Dallas Waterworks & Sewer System Revenue, Prerefunded	5.000	10-01-36	545,000	587,494
City of San Antonio Electric & Gas Revenue	5.000	02-01-48	5,000,000	5,361,850
Dallas/Fort Worth International Airport Series D	5.250	11-01-32	5,000,000	5,532,700
Dallas/Fort Worth International Airport Series D, AMT	5.000	11-01-38	2,500,000	2,613,000
Grand Parkway Transportation Corp. Highway Revenue Tolls, Series B	5.000	04-01-53	4,000,000	4,258,880
Lower Colorado River Authority Electric, Power & Light Revenues	5.000	05-15-40	5,000,000	5,174,150
Lower Colorado River Authority Transmission Contract Revenue	5.625	05-15-39	3,805,000	3,863,026
Lower Colorado River Authority Transmission Services Corp., Series A	5.000	05-15-41	2,500,000	2,633,625
New Hope Cultural Education Facilities Finance Corp. Westminster Manor Project	4.000	11-01-36	1,250,000	1,191,425
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000	01-01-38	3,250,000	3,260,335
Tarrant County Cultural Education Facilities Finance Corp. Air Force Villages Project	5.000	05-15-45	1,750,000	1,747,393
Texas Municipal Power Agency Transmission Revenue	5.000	09-01-40	6,000,000	6,221,220
Utah 0.5%				2,178,200
Salt Lake City Corp. Airport Revenue Series A, AMT	5.000	07-01-42	2,000,000	2,178,200
20	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Virgin Islands 0.1%				$501,250
Virgin Islands Public Finance Authority Series A-1	5.000	10-01-39	500,000	501,250
Virginia 0.5%				2,598,325
Alexandria Industrial Development Authority Goodwin House	5.000	10-01-45	1,000,000	1,031,410
Virginia Small Business Financing Authority Transform 66 P3 Project, AMT	5.000	12-31-49	1,500,000	1,566,915
Washington 0.1%				497,061
Energy Northwest Columbia Generating Station	5.000	07-01-40	450,000	497,061
Wisconsin 1.7%				8,150,404
Public Finance Authority Denver International Airport Great Hall Project, AMT	5.000	09-30-49	2,000,000	2,127,880
Public Finance Authority Mary's Woods at Marylhurst (D)	5.250	05-15-47	1,000,000	1,026,730
Public Finance Authority Rose Villa Project, Series A (D)	5.000	11-15-24	905,000	953,924
Public Finance Authority Rose Villa Project, Series A (D)	5.750	11-15-44	1,000,000	1,048,620
Wisconsin Health & Educational Facilities Authority Ascension Senior Credit Group	4.000	11-15-46	3,000,000	2,993,250
Wyoming 0.6%				3,064,230
County of Campbell Basin Electric Power Company, Series A	5.750	07-15-39	3,000,000	3,064,230

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.5%				$7,445,000
(Cost $7,444,793)
U.S. Government Agency 0.4%				1,843,000
Federal Agricultural Mortgage Corp. Discount Note	2.050	12-03-18	448,000	448,000
Federal Home Loan Bank Discount Note	2.000	12-03-18	1,395,000	1,395,000

	Par value^	Value
Repurchase agreement 1.1%		$5,602,000
Barclays Tri-Party Repurchase Agreement dated 11-30-18 at 2.260% to be repurchased at $5,458,028 on 12-3-18, collateralized by $5,265,800 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-20 (valued at $5,567,252, including interest)	5,457,000	5,457,000
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK TAX-FREE BOND FUND	21

	Par value^	Value
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 11-30-18 at 1.050% to be repurchased at $145,013 on 12-3-18, collateralized by $155,000 U.S. Treasury Notes, 2.125% due 12-31-22 (valued at $151,956, including interest)	145,000	145,000
Total investments (Cost $464,477,326) 100.4%		$483,068,957
Other assets and liabilities, net (0.4%)		(1,917,473)
Total net assets 100.0%		$481,151,484

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 11-30-18, the aggregate cost of investments for federal income tax purposes was $461,804,601. Net unrealized appreciation aggregated to $21,264,356, of which $24,026,702 related to gross unrealized appreciation and $2,762,346 related to gross unrealized depreciation.
Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	6.0
Assured Guaranty Corp.	3.1
Ambac Financial Group, Inc.	3.0
National Public Finance Guarantee Corp.	1.9
Build America Mutual Assurance Company	0.1
TOTAL	14.1
22	JOHN HANCOCK TAX-FREE BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-18 (unaudited)

Assets
Unaffiliated investments, at value (Cost $464,477,326)	$483,068,957
Cash	73
Interest receivable	6,545,957
Receivable for fund shares sold	87,398
Receivable from affiliates	2,783
Other assets	64,320
Total assets	489,769,488
Liabilities
Distributions payable	158,780
Payable for investments purchased	2,500,694
Payable for delayed delivery securities purchased	4,805,522
Payable for fund shares repurchased	953,362
Payable to affiliates
Accounting and legal services fees	28,180
Transfer agent fees	20,218
Distribution and service fees	27,826
Trustees' fees	1,079
Other liabilities and accrued expenses	122,343
Total liabilities	8,618,004
Net assets	$481,151,484
Net assets consist of
Paid-in capital	$474,384,400
Accumulated distributable earnings (accumulated loss)	6,767,084
Net assets	$481,151,484

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($426,147,819 ÷ 45,198,691 shares)[1]	$9.43
Class B ($2,716,683 ÷ 288,114 shares)[1]	$9.43
Class C ($33,718,675 ÷ 3,577,026 shares)[1]	$9.43
Class I ($11,558,366 ÷ 1,224,220 shares)	$9.44
Class R6 ($7,009,941 ÷ 742,218 shares)	$9.44
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.82

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	23

STATEMENT OF OPERATIONS For the six months ended  11-30-18 (unaudited)

Investment income
Interest	$11,037,936
Expenses
Investment management fees	1,373,731
Distribution and service fees	751,983
Accounting and legal services fees	48,992
Transfer agent fees	119,964
Trustees' fees	4,354
Custodian fees	42,152
State registration fees	52,784
Printing and postage	30,458
Professional fees	33,662
Other	11,313
Total expenses	2,469,393
Less expense reductions	(261,448)
Net expenses	2,207,945
Net investment income	8,829,991
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	15,260
15,260
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(11,485,518)
(11,485,518)
Net realized and unrealized loss	(11,470,258)
Decrease in net assets from operations	$(2,640,267)

24	JOHN HANCOCK Tax-Free Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-18 (unaudited)	Year ended 5-31-18
Increase (decrease) in net assets
From operations
Net investment income	$8,829,991	$19,323,425
Net realized gain	15,260	5,608,679
Change in net unrealized appreciation (depreciation)	(11,485,518)	(16,414,947)
Increase (decrease) in net assets resulting from operations	(2,640,267)	8,517,157
Distributions to shareholders
From net investment income and net realized gain
Class A	(8,032,357)	—
Class B	(45,949)	—
Class C	(531,193)	—
Class I	(213,638)	—
Class R6[1]	(137,596)	—
From net investment income
Class A	—	(17,664,883)
Class B	—	(122,041)
Class C	—	(1,396,841)
Class I	—	(311,550)
Class R6[1]	—	(150,694)
Total distributions	(8,960,733)	(19,646,009)
From fund share transactions	(25,178,991)	(39,157,471)
Total decrease	(36,779,991)	(50,286,323)
Net assets
Beginning of period	517,931,475	568,217,798
End of period[2]	$481,151,484	$517,931,475

[1]	The inception date for Class R6 shares is 8-30-17.
[2]	Net assets - End of period includes undistributed net investment income of $556,719 in May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in the current reporting period.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	25

Financial highlights
CLASS A SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$9.65	$9.85	$10.18	$10.04	$10.07	$10.31
Net investment income[2]	0.17	0.35	0.36	0.37	0.39	0.41
Net realized and unrealized gain (loss) on investments	(0.22)	(0.19)	(0.33)	0.15	(0.02)	(0.24)
Total from investment operations	(0.05)	0.16	0.03	0.52	0.37	0.17
Less distributions
From net investment income	(0.17)	(0.36)	(0.36)	(0.38)	(0.40)	(0.41)
Net asset value, end of period	$9.43	$9.65	$9.85	$10.18	$10.04	$10.07
Total return (%)[3,4]	(0.48) [5]	1.62	0.34	5.33	3.75	1.88
Ratios and supplemental data
Net assets, end of period (in millions)	$426	$460	$505	$551	$520	$394
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94 [6]	0.92	0.92	0.92	0.93	0.95
Expenses including reductions	0.83 [6]	0.81	0.81	0.81	0.82	0.84
Net investment income	3.59 [6]	3.60	3.58	3.70	3.86	4.24
Portfolio turnover (%)	10	11	26	13	10 [7]	12

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
26	JOHN HANCOCK Tax-Free Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$9.65	$9.85	$10.18	$10.04	$10.07	$10.31
Net investment income[2]	0.14	0.28	0.28	0.30	0.32	0.34
Net realized and unrealized gain (loss) on investments	(0.22)	(0.20)	(0.32)	0.15	(0.02)	(0.24)
Total from investment operations	(0.08)	0.08	(0.04)	0.45	0.30	0.10
Less distributions
From net investment income	(0.14)	(0.28)	(0.29)	(0.31)	(0.33)	(0.34)
Net asset value, end of period	$9.43	$9.65	$9.85	$10.18	$10.04	$10.07
Total return (%)[3,4]	(0.85) [5]	0.86	(0.41)	4.55	2.98	1.12
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$4	$5	$7	$8	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69 [6]	1.67	1.67	1.67	1.68	1.70
Expenses including reductions	1.58 [6]	1.56	1.56	1.56	1.57	1.59
Net investment income	2.83 [6]	2.85	2.82	2.95	3.11	3.48
Portfolio turnover (%)	10	11	26	13	10 [7]	12

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	27

CLASS C SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17	5-31-16	5-31-15	5-31-14
Per share operating performance
Net asset value, beginning of period	$9.65	$9.85	$10.18	$10.04	$10.06	$10.30
Net investment income[2]	0.14	0.28	0.28	0.30	0.32	0.34
Net realized and unrealized gain (loss) on investments	(0.22)	(0.20)	(0.32)	0.15	(0.01)	(0.24)
Total from investment operations	(0.08)	0.08	(0.04)	0.45	0.31	0.10
Less distributions
From net investment income	(0.14)	(0.28)	(0.29)	(0.31)	(0.33)	(0.34)
Net asset value, end of period	$9.43	$9.65	$9.85	$10.18	$10.04	$10.06
Total return (%)[3,4]	(0.85) [5]	0.86	(0.41)	4.55	3.08	1.12
Ratios and supplemental data
Net assets, end of period (in millions)	$34	$39	$52	$60	$57	$35
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69 [6]	1.67	1.67	1.67	1.68	1.70
Expenses including reductions	1.58 [6]	1.56	1.56	1.56	1.57	1.59
Net investment income	2.83 [6]	2.85	2.82	2.95	3.10	3.48
Portfolio turnover (%)	10	11	26	13	10 [7]	12

[1]	Six months ended 11-30-18. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes merger activity.
28	JOHN HANCOCK Tax-Free Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	11-30-18 [1]	5-31-18	5-31-17 [2]
Per share operating performance
Net asset value, beginning of period	$9.66	$9.86	$9.70
Net investment income[3]	0.18	0.37	0.12
Net realized and unrealized gain (loss) on investments	(0.22)	(0.20)	0.15
Total from investment operations	(0.04)	0.17	0.27
Less distributions
From net investment income	(0.18)	(0.37)	(0.11)
Net asset value, end of period	$9.44	$9.66	$9.86
Total return (%)[4]	(0.40) [5]	1.77	2.81 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$8	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69 [6]	0.67	0.65 [6]
Expenses including reductions	0.68 [6]	0.66	0.65 [6]
Net investment income	3.73 [6]	3.74	4.05 [6]
Portfolio turnover (%)	10	11	26 [7]

[1]	Six months ended 11-30-18. Unaudited.
[2]	The inception date for Class I shares is 2-13-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-16 to 5-31-17.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Tax-Free Bond Fund	29

CLASS R6 SHARES Period ended	11-30-18 [1]	5-31-18 [2]
Per share operating performance
Net asset value, beginning of period	$9.67	$9.90
Net investment income[3]	0.18	0.28
Net realized and unrealized gain (loss) on investments	(0.23)	(0.23)
Total from investment operations	(0.05)	0.05
Less distributions
From net investment income	(0.18)	(0.28)
Net asset value, end of period	$9.44	$9.67
Total return (%)[4]	(0.49) [5]	0.55 [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65 [6]	0.64 [6]
Expenses including reductions	0.64 [6]	0.63 [6]
Net investment income	3.77 [6]	3.81 [6]
Portfolio turnover (%)	10	11 [7]

[1]	Six months ended 11-30-18. Unaudited.
[2]	The inception date for Class R6 shares is 8-30-17.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover is shown for the period from 6-1-17 to 5-31-18.
30	JOHN HANCOCK Tax-Free Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Tax-Free Bond Fund (the fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of Assets and Liabilities. Class A and Class C shares are open to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of November 30, 2018, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       31

agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2018, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2018 were $1,533.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those

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taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2018, the fund has a capital loss carryforward of $14,895,451 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of May 31, 2018:

Capital loss carryforward expiring at May 31	No expiration date
2019	Short-term	Long-term
$490,608	$12,108,039	$2,296,804

As of May 31, 2018, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund's distribution will occur at the end of the year and will subsequently be reported to shareholders.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities, expiration of capital loss carryforwards, charecterization of distributions and straddle loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.550% of the first $500 million of the fund's average daily net assets; (b) 0.500% of the next $500 million of the fund's average daily net assets; (c) 0.450% of the next $2 billion of the fund's average daily net assets; and (d) 0.425% of the fund's average daily net assets in excess of $3 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

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The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2018, this waiver amounted to 0.01% of the fund's average net assets (on an annualized basis). This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended November 30, 2018, the expense reductions amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$18,250	Class I	$465
Class B	132	Class R6	297
Class C	1,522	Total	$20,666

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2018 were equivalent to a net annual effective rate of 0.54% of the fund's average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2018 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.25%
Class B	1.00%
Class C	1.00%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class A, Class B and Class C shares. The current waiver agreement expires on September 30, 2019, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $220,778, $1,595 and $18,409 for Class A, Class B and Class C shares, respectively, for the six months ended November 30, 2018.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $83,889 for the six months ended November 30, 2018. Of this amount, $12,384 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $55,756 was paid as sales commissions to broker-dealers and $15,749 was paid as sales commissions to sales personnel of Signator Investors, Inc., which had been a broker-dealer affiliate of the Advisor through December 31, 2018.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00%

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sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2018, CDSCs received by the Distributor amounted to $19,508, $425 and $1,212 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2018 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$551,945	$107,068
Class B	15,947	772
Class C	184,091	8,927
Class I	—	2,735
Class R6	—	462
Total	$751,983	$119,964

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the funds based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2018 and the year ended May 31, 2018 were as follows:

		Six months ended 11-30-18		Year ended 5-31-18
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,416,774	$13,444,709	3,872,937	$37,857,664
Distributions reinvested	743,011	7,076,619	1,599,281	15,599,693
Repurchased	(4,592,321)	(43,764,485)	(9,066,962)	(88,631,790)
Net decrease	(2,432,536)	$(23,243,157)	(3,594,744)	$(35,174,433)
Class B shares
Sold	64	$613	10,830	$104,684
Distributions reinvested	4,360	41,546	11,206	109,356
Repurchased	(86,610)	(824,045)	(141,764)	(1,384,407)
Net decrease	(82,186)	$(781,886)	(119,728)	$(1,170,367)

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		Six months ended 11-30-18		Year ended 5-31-18
	Shares	Amount	Shares	Amount
Class C shares
Sold	68,626	$650,857	362,987	$3,554,150
Distributions reinvested	52,400	499,067	134,073	1,307,527
Repurchased	(611,633)	(5,816,485)	(1,712,489)	(16,654,223)
Net decrease	(490,607)	$(4,666,561)	(1,215,429)	$(11,792,546)
Class I shares
Sold	614,661	$5,901,582	583,886	$5,729,473
Distributions reinvested	21,687	206,646	28,586	279,040
Repurchased	(276,340)	(2,636,633)	(442,533)	(4,321,415)
Net increase	360,008	$3,471,595	169,939	$1,687,098
Class R6 shares[1]
Sold	112,745	$1,076,265	868,195	$8,554,671
Distributions reinvested	14,424	137,596	15,393	149,300
Repurchased	(123,254)	(1,172,843)	(145,285)	(1,411,194)
Net increase	3,915	$41,018	738,303	$7,292,777
Total net decrease	(2,641,406)	$(25,178,991)	(4,021,659)	$(39,157,471)

1 The inception date for Class R6 shares is 8-30-17.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $51,156,972 and $69,830,267, respectively, for the six months ended November 30, 2018.

Note 7 — New accounting pronouncement

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased non-contingently callable debt securities. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the impact of ASU 2017-08 to the fund.

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Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor), for John Hancock Tax-Free Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 18-21, 2018 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 29-31, 2018.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 18-21, 2018, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as

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determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services . Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

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Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-, five- and ten-year periods ended December 31, 2017. The Board also noted that the fund outperformed its peer group average for the one- and ten-year periods and underperformed its peer group average for the three- and five-year periods ended December 31, 2017. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark index for the one-year period and to the peer group average for the one-and ten-year periods. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund were higher than the peer group median and net total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

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Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

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Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       41

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       42

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†#
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler**
Secretary and Chief Legal Officer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee
#Effective 6-19-18

**Effective 9-13-18

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK TAX-FREE BOND FUND       43

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Growth

U.S. Quality Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

Greater China Opportunities

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Redwood

Seaport Long/Short

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 200 Berkeley Street ■ Boston, MA 02116-5010 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF691714	52SA 11/18 1/19

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and
(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	January 17, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	January 17, 2019